Borrowings - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Loan received from related party	¥ 1,001	¥ 0
Short-term borrowings [member] | Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.20%	2.23%